Document and Entity Information Document	9 Months Ended
	Sep. 30, 2011	Nov. 04, 2011
Entity Information [Line Items]
Entity Registrant Name	Whitestone REIT Operating Partnership, L.P.
Entity Central Index Key	0001490653
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Amendment Flag	false
Amendment Description
Entity Common Stock Shares Outstanding		0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes